DEBT (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Details) $ in Millions	Jun. 26, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 0.0
2021	0.0
2022	523.3
2023	300.0
2024	0.0
Thereafter	350.0
Total long-term debt maturities	$ 1,173.3